CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the year ended September 30, 2024, 2023 and 2022.

	For the year ended
	September 30,
Customers	2024		2023		2022
	Amount $	%	Amount $	%	Amount $	%
A	693,122	25.7%	-	-	-	-
B	491,525	18.2%	592,240	21.1%	652,996	19.2%
C	213,232	7.9%	260,684	9.3%	267,127	7.9%
D	177,871	6.6%	-	-	-	-
E	172,891	6.4%	563,141	20.1%	1,180,374	34.8%
F	89,532	3.3%	307,255	10.9%	6,392	0.2%
G	36,499	1.4%	197,914	7.1%	42,827	1.3%
H	28,175	1.0%	30,134	1.1%	265,371	7.8%
I	10,245	0.4%	78,910	2.8%	253,257	7.5%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of September 30, 2024 and 2023.

	September 30,
Customers	2024		2023
	Amount $	%	Amount $	%
E	85,979	30.0%	36,906	6.5%
J	51,356	17.9%	29,371	5.2%
B	47,302	16.5%	213,193	37.5%
K	24,519	8.6%	-	-
A	24,466	8.5%	-	-
L	-	-	127,701	22.4%
F	14,980	5.2%	76,867	13.5%
C	16,733	5.8%	64,757	11.4%

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)

NOTE 16 – CONCENTRATIONS OF RISK (CONTINUED)

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the year ended September 30, 2024, 2023 and 2022.

	For the year ended
	September 30,
Suppliers	2024		2023		2022
	Amount $	%	Amount $	%	Amount $	%
M	332,975	14.6%	-	-	-	-
N	239,896	10.5%	-	-	-	-
O	122,421	5.4%	334,281	15.3%	57,770	3.8%
P	78,512	3.4%	117,775	5.4%	-	-
Q	65,939	2.9%	15,841	0.7%	-	-
R	-	-	93,849	4.3%	-	-
S	-	-	92,572	4.2%	246,098	12.0%
T	-	-	48,596	2.2%	5,720	0.3%
U	12,807	0.6%	23,622	1.1%	39,376	1.9%
V	-	-	9,270	0.4%	30,235	1.5%
W	-	-	-	-	29,506	1.4%